Accrued liabilities and other payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued liabilities and other payables
Payroll and welfare	$ 23,277	$ 18,618
Tax levies	4,178	2,397
Payables related to Xunlei Kankan	2,418	2,642
Payables for advertisement	1,980	3,821
Legal and litigation related expenses	634	973
Professional service fees	1,656	2,175
Agency commissions and rebates from online advertising	2,525	2,759
Payables for construction in progress and office building	8,528	9,750
Others	4,242	6,422
Total	$ 49,438	$ 49,557